Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	$ (2,195)	$ 13,431	$ (13,304)
Cross Currency Interest Rate Contract Maturity and Partial Termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on maturity and partial termination of cross currency swaps	(36,155)		6,800
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	(144,306)	(171,289)	(56,498)
Cross Currency Interest Rate Contract [Member] | Realized losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	(18,973)	(3,955)	2,089
Cross Currency Interest Rate Contract [Member] | Unrealized gains (losses) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	$ (89,178)	$ (167,334)	$ (65,387)